FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21306

Franklin Mutual Recovery Fund

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2705

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:   03/31

Date of reporting period:  12/31/10

Item 1. Schedule of Investments.

Franklin Mutual Recovery Fund

Statement of Investments, December 31, 2010 (unaudited)

Quarterly Statement of Investments See Notes to Statement of Investments. .

Franklin Mutual Recovery Fund

Statement of Investments, December 31, 2010 (unaudited) *(continued)*

Pharmaceuticals (1.1)%			
Novartis AG, ADR	Switzerland	22,930	(1,351,723)
Total Securities Sold Short (Proceeds $2,273,827)			$ (2,429,205)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2010, the aggregate value of these securities was $2,306,099, representing 1.93% of net assets.

[d] See Note 5 regarding restricted securities.

[e] At December 31, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[f] Security or a portion of the security has been segregated as collateral for securities sold short and open written options contracts. At December 31, 2010, the aggregate value of these securities and cash pledged amounted to $5,999,459, representing 5.02% of net assets.

[g] A portion or all of the security is held in connection with written option contracts open at period end.

[h] The coupon rate shown represents the rate at period end.

[i] Defaulted security or security for which income has been deemed uncollectible.

[j] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2010, the aggregate value of these securities was $3,231,483, representing 2.70% of net assets.

[k] The security is traded on a discount basis with no stated coupon rate.

Notes to Statement of Investments (unaudited)

1.. ORGANIZATION

The Franklin Mutual Recovery Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end, continuously offered investment company. .

2.. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. . Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. . Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. .

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. . Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. . The value is then converted into its U.S. . . dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. . Over-the-counter - securities are valued within the range of the most recent quoted bid and ask prices. . Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. . Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. .

Debt securities generally trade in the over-the-counter - market rather than on a securities exchange. . The Fund's pricing services use multiple valuation techniques to determine fair value. . In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. . In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. . Securities denominated in a foreign currency are converted into their U.S. . . dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. .

Certain derivatives trade in the over-the-counter - market. . The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. . The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets. .

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. . Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. . The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. . Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. . Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. .

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market and/or the potential for market movements.

The Fund entered into forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

The Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At December 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 132,388,989
Unrealized appreciation	$ 12,000,915
Unrealized depreciation	(25,434,414)
Net unrealized appreciation (depreciation)	$ (13,433,499)

5. RESTRICTED SECURITIES

At December 31, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal Amount/ Shares	Issuer	Acquisition Dates	Cost	Value
310	Ally Financial Inc.	11/20/06 - 6/02/09	$ 1,462,169	$ 2,198,373
1,439,821	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
2,108,462	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	2,102,042	1,707,854
1,645,200	Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	1,645,200	1,332,612
2,108,430	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	2,102,010	1,707,828
1,645,200	Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	1,645,200	1,332,612
1,054,357	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	1,051,147	854,030
822,600	Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	822,600	666,306
721	Elephant Capital Holdings Ltd.	10/22/03 - 3/11/08	111,536	-
1,801,197	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,055,414	First Chicago Bancorp	11/16/06 - 9/28/09	6,555,871	580,520
4,502,725	GLCP Harrah's Investment LP	1/15/08	4,504,610	1,917,260
10,457	IACNA Investor LLC	7/24/08	3,897	105
109,537	Imagine Group Holdings Ltd.	8/31/04	1,121,823	1,361,107
185,241	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	123,016	327,717
935,180	International Automotive Components Group North America, LLC	3/15/06 - 4/04/08	1,136,236	1,185,285
90,167	International Automotive Components Group North America, LLC, 11.00%, 11/12/14	11/11/10	90,167	90,167
31,928	NCB Warrant Holdings Ltd., A	12/16/05 - 3/11/08	2,118,474	-
453,470	Prime AET&D Holdings No. 1 Pty. Ltd.	10/13/10	-	-
	Total Restricted Securities (12.76% of Net Assets)			$ 15,261,776

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s assets and liabilities carried at fair value:

[a]Includes common stocks as well as other equity investments. .
[b]Includes securities determined to have no value at December 31, 2010. .
[c]For detailed industry descriptions, see the accompanying Statement of Investments. .

At December 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Balance at Beginning of Period	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out of) Level 3	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets							
Investments in Securities:							
Equity Investments:[a]							
Airlines	$ -[b]	$ -	$ 16,228	$ (16,228)	$ -	$ -[c]	$ 16,228
Auto Components	922,422[b]	360	574,826	16,036	-	1,513,644[c]	574,826
Commercial Banks	2,015,543[b]	-	(527,665)	(907,358)	-	580,520[c]	(527,665)
Consumer Finance	6,557,889	(6,726,924)	6,343,673	293,447	-	6,468,085	17,751
Electric Utilities	-[b]	-	(114,352)	-	2,405,282	2,290,930[c]	(114,352)
Hotels, Restaurants & Leisure	-[b]	-	1,918,298	(1,038)	-	1,917,260	1,918,298
Insurance	7,254,659	88,354	(700,012)	(523,659)	(4,758,235)	1,361,107	82,208
Machinery	1,252,771[b]	(4,679,826)	3,765,312	(338,255)	-	-	-
Corporate Bonds, Notes and Senior Floating Rate Interests	1,427,284	(1,352)	2,055,146	(59,381)	-	3,421,697	2,056,500
Total	$ 19,430,568	$ (11,319,390)	$ 13,331,454	$ (1,536,436)	$ (2,352,953)	$ 17,553,243	$ 4,023,794

[b] Includes securities determined to have no value at March 31, 2010.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Recovery Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  February 25, 2011

By /s/ MATTHEW T. HINKLE

   Matthew T. Hinkle

   Chief Financial Officer and

   Chief Accounting Officer

Date  February 25, 2011